Income Taxes (Summary Of Temporary Differences That Give Rise To Deferred Tax Assets/ (Liabilities)) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Accrued liabilities	$ 37,879	$ 41,434
Stock compensation expense	11,591	14,866
Allowance for uncollectible accounts receivable	2,779	1,396
State net operating loss carryforwards	1,603	1,495
Other	807	800
Deferred income tax assets	54,659	59,991
Amortization of intangible assets	(47,946)	(45,941)
Accelerated tax depreciation	(15,641)	(15,379)
Market valuation of investments	(2,346)	(2,279)
Currents assets	(1,519)	(1,459)
Other	(1,721)	(1,949)
Deferred income tax liabilities	(69,173)	(67,007)
Net deferred income tax liabilities	$ (14,514)	$ (7,016)